Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Emerging Markets Fund | Emerging Markets Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	30.26%	(0.29%)	10.62%	(25.23%)	(12.15%)	16.43%	29.52%	(23.30%)	49.70%	(0.43%)
Global Resources Fund | Global Resources Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	36.11%	(3.05%)	(3.89%)	7.74%	18.61%	18.68%	11.64%	(29.35%)	(1.49%)	43.17%
International Investors Gold Fund | International Investors Gold Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	165.86%	14.71%	9.68%	(13.77%)	(14.30%)	41.39%	38.03%	(15.99%)	13.03%	53.12%
CM Commodity Index Fund | CM Commodity Index Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	8.01%	4.51%	(2.87%)	15.29%	32.96%	1.11%	8.37%	(11.42%)	6.58%	15.01%
VanEck Morningstar Wide Moat Fund | VanEck Morningstar Wide Moat Fund Class Z
Prospectus [Line Items]
Annual Return [Percent]	13.23%	10.73%	31.76%	(13.52%)	24.15%	14.31%	35.02%
VanEck Emerging Markets Bond ETF | VanEck Emerging Markets Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	19.04%	3.09%	10.97%	(7.21%)	(4.30%)	11.60%	13.10%	(6.21%)	11.96%	6.45%